Reclassifications Out of Accumulated Other Comprehensive Loss (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Interest expense	$ (53,467)	$ (53,339)	$ (58,586)
Taxes on income	(44,045)	(17,431)	(21,003)
Earnings from Continuing Operations	120,181	86,699	79,586
Reclassification out of Accumulated Other Comprehensive Income | Accumulated Defined Benefit Plans Adjustment
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Settlement charge	729	779	375
Prior service credit	(2,807)	(2,789)	(1,206)
Actuarial loss	15,704	12,134	6,239
Taxes on income	(5,389)	(4,004)	(2,139)
Earnings from Continuing Operations	8,237	6,120	3,269
Reclassification out of Accumulated Other Comprehensive Income | Accumulated Defined Benefit Plans Adjustment | Cost of sale; Selling, General and Administrative Expenses
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Total reclassifications out of accumulated other comprehensive loss before taxes	13,626	10,124	5,408
Reclassification out of Accumulated Other Comprehensive Income | Accumulated Net Gain Loss From Terminated Forward Starting Interest Rate Swap
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Interest expense	1,108	1,034	963
Taxes on income	(438)	(409)	(381)
Earnings from Continuing Operations	$ 670	$ 625	$ 582